Income Taxes - Schedule of (Loss)/Income Before Income Taxes, by Geography (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of (Loss)/Income Before Income Taxes, by Geography [Abstract]
Japan	¥ (221,023)	¥ (15,796)	¥ 6,751